Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Lease liabilities [abstract]
Disclosure of detailed information about lease liabilities [Table Text Block]
	2023	2022
	$	$

Balance - January 1	7,622	8,496
New liability	1,352	-
Payments of liabilities	(973)	(874)
Balance - December 31	8,001	7,622

Current	1,122	921
Non-current	6,879	6,701
Balance - December 31	8,001	7,622